Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE PRUDENTIAL SERIES FUND
PSF PGIM Jennison Focused Blend Portfolio
Supplement dated June 20, 2023 to the
Summary Prospectus (the Summary Prospectus) and Prospectus (the Prospectus),
each dated May 1, 2023, as supplemented
This supplement should be read and retained in conjunction with the Prospectus for The Prudential Series Fund (the Trust) and the Summary Prospectus (the Summary Prospectus) for the PSF PGIM Jennison Focused Blend Portfolio (the Portfolio), a series of the Trust. The Portfolio may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus and the Summary Prospectus.
The Prospectus is revised as follows, effective July 1, 2023:

I.
The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and in the Summary section of the Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class III Shares
Management Fees	0.75%	0.75%	0.75%
+Distribution and/or Service Fees (12b‑1 Fees)	None	0.25%	0.25%
+Administration Fees	None	0.15%	None
+Other Expenses(1)	0.11%	0.11%	0.11%
=Total Annual Portfolio Operating Expenses	0.86%	1.26%	1.11%
-Fee Waiver and/or Expense Reimbursement	(0.10)%	(0.10)%	(0.10)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.76%	1.16%	1.01%
(1) Other expenses have been updated from the most recent annual report to reflect current expenses. (2) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.76% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and the Summary section of the Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
PSF PGIM Jennison Focused Blend Portfolio Class I Shares	$78	$264	$467	$1,052
PSF PGIM Jennison Focused Blend Portfolio Class II Shares	$118	$390	$682	$1,514
PSF PGIM Jennison Focused Blend Portfolio Class III Shares	$103	$343	$602	$1,343

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE PRUDENTIAL SERIES FUND
PSF PGIM Jennison Focused Blend Portfolio
Supplement dated June 20, 2023 to the
Summary Prospectus (the Summary Prospectus) and Prospectus (the Prospectus),
each dated May 1, 2023, as supplemented
This supplement should be read and retained in conjunction with the Prospectus for The Prudential Series Fund (the Trust) and the Summary Prospectus (the Summary Prospectus) for the PSF PGIM Jennison Focused Blend Portfolio (the Portfolio), a series of the Trust. The Portfolio may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus and the Summary Prospectus.
The Prospectus is revised as follows, effective July 1, 2023:

I.
The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and in the Summary section of the Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class III Shares
Management Fees	0.75%	0.75%	0.75%
+Distribution and/or Service Fees (12b‑1 Fees)	None	0.25%	0.25%
+Administration Fees	None	0.15%	None
+Other Expenses(1)	0.11%	0.11%	0.11%
=Total Annual Portfolio Operating Expenses	0.86%	1.26%	1.11%
-Fee Waiver and/or Expense Reimbursement	(0.10)%	(0.10)%	(0.10)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.76%	1.16%	1.01%
(1) Other expenses have been updated from the most recent annual report to reflect current expenses. (2) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.76% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and the Summary section of the Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
PSF PGIM Jennison Focused Blend Portfolio Class I Shares	$78	$264	$467	$1,052
PSF PGIM Jennison Focused Blend Portfolio Class II Shares	$118	$390	$682	$1,514
PSF PGIM Jennison Focused Blend Portfolio Class III Shares	$103	$343	$602	$1,343

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been updated from the most recent annual report to reflect current expenses.
PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
+Administration Fees	rr_Component1OtherExpensesOverAssets	none
+Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	467
10 Years	rr_ExpenseExampleYear10	1,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	264
5 Years	rr_ExpenseExampleNoRedemptionYear05	467
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,052
PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
+Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	682
10 Years	rr_ExpenseExampleYear10	1,514
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	682
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,514
PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO | Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+Administration Fees	rr_Component1OtherExpensesOverAssets	none
+Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	602
10 Years	rr_ExpenseExampleYear10	1,343
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	602
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,343

[1]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[2]	The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.76% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.